Investments Components of Equity Realized Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Components of Equity Realized Gains (Losses) [Line Items]
Equity Securities, FV-NI, Realized Gain (Loss)	$ 86.7	$ 265.1
Equity Securities, FV-NI, Unrealized Gain (Loss)	739.9	(497.5)
Equity securities
Components of Equity Realized Gains (Losses) [Line Items]
Equity Securities, FV-NI, Gain (Loss)	826.6	(232.4)
Equity Securities, FV-NI, Realized Gain (Loss)	86.7	265.1
Equity Securities, FV-NI, Unrealized Gain (Loss)	$ 739.9	$ (497.5)